Annual Total Returns		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
iShares U.S. Thematic Rotation Active ETF | iShares U.S. Thematic Rotation Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	24.35%	(17.79%)

[1]	The Fund’s year‑to‑date return as of September 30, 2024 was 28.02%.